Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2020 Fund - Fidelity Freedom 2020 Fund	May 30, 2023
Bar Chart Table:
Annual Return 2013	13.22%
Annual Return 2014	5.34%
Annual Return 2015	(0.23%)
Annual Return 2016	7.26%
Annual Return 2017	15.64%
Annual Return 2018	(5.20%)
Annual Return 2019	17.98%
Annual Return 2020	13.76%
Annual Return 2021	8.91%
Annual Return 2022	(16.05%)